Expense Example, No Redemption - PGIM QMA US Broad Market Index Fund - Class R6	Oct. 01, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 20
Expense Example, No Redemption, 3 Years	134
Expense Example, No Redemption, 5 Years	259
Expense Example, No Redemption, 10 Years	$ 622